Note payable due to bank	9 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Note payable due to bank
12.	Note payable due to bank

During October 2011, we entered into a revolving demand note (line of credit) arrangement with HSBC Bank USA, with a revolving borrowing limit of $150,000. The line of credit bears a variable interest rate of one quarter percent (0.25%) above the prime rate (5.5% as of December 20, 2018). In the event the deposit account is not established or minimum balance maintained, HSBC can charge a higher rate of interest of up to 4.0% above prime rate. As of March 31, 2019 and June 30, 2018, the loan principal balance was $25,982. As of March 31, 2019, the note is in default.